Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 68,105,420.64
Total Fee Amount	9,405.36
Total Offset Amount	0.00
Net Fee	$ 9,405.36
Offering Table N/A
Offset Table N/A	N/A